7. Notes Payable and Capital Lease Obligations: Schedule of notes payable and capital lease obligations (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of notes payable and capital lease obligations

	March 31, 2014	June 30, 2013
J.P. Morgan Chase – business line of credit	-	14,993
Notes payable – stockholder and directors	212,000	206,344
Promissory note – unrelated party	-	10,000
Notes payable – former executive officer	66,339	101,253
Capital lease	-	3,088
Note payable – related party	65,000	65,000
Promissory Note – Kenosha Area Business Alliance	95,018	106,528
Federal payroll taxes payable	7,264	18,339
	445,621	525,545
Less current maturities	225,826	258,616
	$219,795	$266,929